Sales (Sales to Single Customers Exceeding 10% of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue, Major Customer [Line Items]
Sales	$ 75,622	[1]	$ 73,298	[1]	$ 48,729	[1]
Customer "A" [Member]
Revenue, Major Customer [Line Items]
Sales	18,083		24,512		10,809
Customer "B" [Member]
Revenue, Major Customer [Line Items]
Sales		[2]		[2]	$ 8,714

[1]	Including sales to related parties in the amount of US$ 558 thousand, US$ 851 thousand and US$ 1,041 thousand in 2012, 2013 and 2014, respectively.
[2]	Less than 10% of sales.